Vanguard Selected Value Fund

Supplement Dated November 14, 2019, to the Prospectus and Summary Prospectus for Investor Shares Dated February 27, 2019

Important Changes to Vanguard Selected Value Fund (the Fund)

Donald G. Smith, a co-portfolio manager of the Fund, recently passed away.

Mr. Smith had been President and Co-Chief Investment Officer of Donald Smith & Co., Inc. (Donald Smith & Co.), one of the Fund’s investment advisors, and had co-managed a portion of the Fund since 2005. Richard L. Greenberg, Co-Chief Investment Officer of Donald Smith & Co., who has served as a co-portfolio manager of the Fund since 2005, will remain as a co-portfolio manager of the portion of the Fund managed by Donald Smith & Co.

Effective immediately, all references to Mr. Smith and corresponding disclosure related to Mr. Smith in the Fund’s Prospectus are hereby deleted. Also effective immediately, Jon Hartsel, CFA, Co-Chief Investment Officer and Director of Research of Donald Smith & Co., will be added as a co-portfolio manager of the Fund. The Fund's investment objective, strategies, and policies will remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading Investment Advisors on p.5:

Portfolio Managers

James P. Barrow, Founding Director of Barrow, Hanley. He has managed a portion of the Fund since 1999 (co-managed since 2002).

Mark Giambrone, Managing Director of Barrow, Hanley. He has co-managed a portion of the Fund since 2002.

Richard L. Greenberg, CFA, Co-Chief Investment Officer of Donald Smith & Co. He has co-managed a portion of the Fund since 2005.

Jon Hartsel, CFA, Co-Chief Investment Officer and Director of Research of Donald Smith & Co. He has co-managed a portion of the Fund since 2019.

Richard Pzena, Chairman, Chief Executive Officer, and Co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2014.

Ben Silver, CFA, Principal and Portfolio Manager at Pzena. He has co-managed a portion of the Fund since 2017.

John J. Flynn, Principal and Portfolio Manager at Pzena. He has co-managed a portion of the Fund since 2015.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisors on p.15 -16:

The managers primarily responsible for the day-to-day management of the Fund are:

James P. Barrow, Founding Director of Barrow, Hanley. He has managed investment portfolios since 1963; has been with Barrow, Hanley since 1979; and has managed a portion of the Fund since 1999 (co-managed since 2002). Education: B.S., University of South Carolina.

Mark Giambrone, Managing Director of Barrow, Hanley. He has managed investment portfolios for Barrow, Hanley since 1999 and has co-managed a portion of the Fund since 2002. Education: B.S., Indiana University; M.B.A., University of Chicago.

Richard L. Greenberg, CFA, Co-Chief Investment Officer of Donald Smith & Co. He has worked in investment management since 1981; has been with the investment advisory firm that was founded as Home Portfolio Advisors and renamed Donald Smith & Co., Inc., since 1981; and has co-managed a portion of the Fund since 2005. Education: B.S., SUNY Binghamton; M.B.A., The Wharton School of the University of Pennsylvania.

Jon Hartsel, CFA, Co-Chief Investment Officer, and Director of Research of Donald Smith & Co. He has worked in investment management since 1995, has been with Donald Smith & Co. since 2003, and co-managed a portion of the Fund since 2019. Education: B.A., William & Mary; M.B.S. Columbia Business School.

Richard Pzena, Chairman, Chief Executive Officer, and Co-Chief Investment Officer of Pzena. He has worked in investment management since 1984, has managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2014. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

Ben Silver, CFA, Principal and Portfolio Manager at Pzena. He has worked in investment management since 1999, has been with Pzena since 2001, has managed investment portfolios for Pzena since 2006, and has co-managed a portion of the Fund since 2017. Education: B.S., Yeshiva University.

John J. Flynn, Principal and Portfolio Manager at Pzena. He has worked in investment management since 2000, has managed portfolios for Pzena since 2011, and has co-managed a portion of the Fund since 2015. Education: B.A., Yale University; M.B.A., Harvard Business School.

The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 934 112019

Vanguard Whitehall Funds

Supplement Dated November 14, 2019, to the Statement of Additional Information Dated February 27, 2019

Important Changes to Vanguard Selected Value Fund (the Fund)

Donald G. Smith, a co-portfolio manager of the Fund, recently passed away. Mr. Smith had been President and Co-Chief Investment Officer of Donald Smith & Co., Inc. (Donald Smith & Co.), one of the Fund’s investment advisors, and had co-managed a portion of the Fund since 2005. Richard L. Greenberg, Co-Chief Investment Officer of Donald Smith & Co., who has served as a co-portfolio manager of the Fund since 2005, will remain as a co-portfolio manager of the portion of the Fund managed by Donald Smith & Co.

Effective immediately, all references to Mr. Smith and corresponding disclosure related to Mr. Smith in the Fund’s Statement of Additional Information are hereby deleted. Also effective immediately, Jon Hartsel, CFA, Co-Chief Investment Officer and Director of Research of Donald Smith & Co., will be added as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies will remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following replaces similar text in Section I. Vanguard Selected Value Fund in the first paragraph under the sub-heading B.1. Other Accounts Managed on page B-43:

Richard L. Greenberg and Jon Hartsel co-manage a portion of Vanguard Selected Value Fund; as of October 31, 2019, the Fund held assets of $7.9 billion. As of October 31, 2019, Mr. Greenberg and Mr. Hartsel also co-managed 25 other accounts with total assets of $1.4 billion (advisory fees based on account performance for 4 of these accounts with total assets of $282 million).

In the same section, the following replaces similar text under the sub-heading 2. Material Conflicts of Interest on page B-43:

Donald Smith & Co. is an independent investment advisor with no parent or subsidiary organizations.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Because the portfolio managers manage other accounts in addition to the Fund, conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investment on the one hand and the investments of such other accounts on the other hand. Donald Smith & Co. has put in place systems, policies, and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between the Fund and other types of accounts are managed in accordance with trade aggregation and allocation policies and procedures, as well as internal review processes. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.

In the same section, the following replaces similar text under the sub-heading 3. Description of Compensation on page B-43:

Portfolio manager compensation at Donald Smith & Co., Inc. is comprised of 1) base salary, 2) discretionary bonus, 3) SEP IRA contribution, and 4) participation in the earnings of the company. Base salary is a fixed constant year over year. A bonus is discretionary. While there is no established formula, some variables to determine this include overall firm performance, each individual portfolio manager’s contribution to firm performance (performance of his own portfolio), and qualitative assessments of each portfolio manager’s capabilities. The SEP IRA contribution is the maximum percentage allowed by the IRS. Each portfolio manager receives a certain portion of the total earnings of the company based on his ownership percentage.

In the same section, the following replaces the sentence under the sub-heading 4. Ownership of Securities on page B-44:

As of October 31, 2019, Mr. Greenberg and Mr. Hartsel did not own shares of Vanguard Selected Value Fund.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 934A 112019